THE LAZARD FUNDS, INC.
30 Rockefeller Plaza
New York, New York 10112

November 30, 2015
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549
Attention:  Deborah O'Neal-Johnson, Esq.

Re:               The Lazard Funds, Inc. (the "Fund")
Registration Statement on Form N-1A (File Nos. 811-06312; 33-40682)
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), the Fund hereby certifies that:
(1)	the form of Prospectus that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 111 to the Fund's Registration Statement on Form N-1A; and
(2)	the text of Post-Effective Amendment No. 111 to the Fund's Registration Statement on Form N-1A was filed electronically on November 25, 2015.

THE LAZARD FUNDS, INC.
By:	/s/ Tamar Goldstein
Tamar Goldstein
Assistant Secretary